Prospectus Supplement

John Hancock Variable Insurance Trust

Supplement dated November 13, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

Active Bond Trust (the fund)

As of November 13, 2023 (the Effective Date), Peter M. Farley, CFA will no longer serve as a portfolio manager for the fund. Accordingly, as of the Effective Date, all references to Mr. Farley will be removed from the Prospectus.

As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, David A. Bees, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers and be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Strategic Equity Allocation Trust (the fund)

As of November 13, 2023 (the Effective Date), Matthew Murphy, CFA will no longer serve as a portfolio manager for the fund. Accordingly, as of the Effective Date, all references to Mr. Murphy will be removed from the Prospectus.

As of the Effective Date, Michael J. Comer, CFA, James Robertson, CIM, and David J. Rule, CFA, FRM, will be added as portfolio managers of the fund. As of the Effective Date, Nathan Thooft, CFA, along with Messrs. Comer, Robinson, and Rule will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following amends and supplements the summary section of the Prospectus for the fund under the heading “Portfolio management”:

Michael J. Comer, CFA Managing Director and Portfolio Manager Managed fund since 2023	James Robinson, CIM Senior Managing Director and Senior Portfolio Manager Managed fund since 2023	David J. Rule, CFA, FRM Managing Director and Portfolio Manager Managed fund since 2023

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” will be amended to include Messrs. Comer, Robinson, and Rule as portfolio managers of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:

Michael J. Comer, CFA. Managing Director and Portfolio Manager; joined Manulife in 2010.

James Robinson, CIM. Senior Managing Director and Senior Portfolio Manager; joined Manulife in 2016.

David J. Rule, CFA, FRM. Managing Director and Portfolio Manager; joined Manulife in 2017.

Total Bond Market Trust (the fund)

As of November 13, 2023 (the Effective Date), Peter M. Farley, CFA will no longer serve as a portfolio manager for the fund. Accordingly, as of the Effective Date, all references to Mr. Farley will be removed from the Prospectus.

As of the Effective Date, Connor Minnaar, CFA and Pranay Sonalkar, CFA will be added as portfolio managers of the fund. Messrs. Sonalkar and Minnaar will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following replaces in its entirety the portfolio manager information in the summary section of the Prospectus for this fund under the heading “Portfolio management”:

Connor Minnaar, CFA Senior Director and Portfolio Manager Managed fund since 2023	Pranay Sonalkar, CFA Managing Director and Portfolio Manager Managed fund since 2023

As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” will be amended and restated to include Messrs. Sonalkar and Minnaar as portfolio managers of the fund within the table of portfolio managers specific to the fund.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Supplement dated November 13, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)

Active Bond Trust (the fund)

As of November 13, 2023 (the Effective Date), Peter M. Farley, CFA will no longer serve as a portfolio manager for the fund. Accordingly, as of the Effective Date, all references to Mr. Farley will be removed from the SAI.

As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, David A. Bees, CFA, Pranay Sonalkar, CFA, and Connor Minnaar, CFA will continue to serve as portfolio managers and be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Strategic Equity Allocation Trust (the fund)

As of November 13, 2023 (the Effective Date), Matthew Murphy, CFA will no longer serve as a portfolio manager for the fund. Accordingly, as of the Effective Date, all references to Mr. Murphy will be removed from the SAI.

As of the Effective Date, Michael J. Comer, CFA, James Robertson, CIM, and David J. Rule, CFA, FRM, will be added as portfolio managers of the fund. As of the Effective Date, Nathan Thooft, CFA, along with Messrs. Comer, Robinson, and Rule will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Total Bond Market Trust (the fund)

As of November 13, 2023 (the Effective Date), Peter M. Farley, CFA will no longer serve as a portfolio manager for the fund. Accordingly, as of the Effective Date, all references to Mr. Farley will be removed from the SAI.

As of the Effective Date, Connor Minnaar, CFA and Pranay Sonalkar, CFA will be added as portfolio managers of the fund. Messrs. Sonalkar and Minnaar will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for your future reference.